Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Carry forward losses	[1]	₨ 784		₨ 898
Trade payables, accrued expenses and other liabilities		7,886		7,106
Allowances for lifetime expected credit loss		2,016		1,428
Cash flow hedges		2,234		65
Contract Assets		151		0
Others		147		144
Deferred tax assets, Gross		13,218		9,641
Property, plant and equipment		(650)		(536)
Amortizable goodwill		(6,906)		(5,449)
Intangible assets		(8,407)		(7,931)
Interest income and fair value movement of investments		(2,687)		(2,912)
Contract liabilities		0		(209)
Special Economic Zone re-investment reserve		(2,627)		(3,485)
Undistributed earnings of subsidiaries		(3,965)		(3,001)
Deferred tax liability, Gross		(25,242)		(23,523)
Deferred tax liabilities, net		(12,024)		(13,882)
Deferred tax assets		5,242		2,561
Deferred tax liabilities		₨ (17,266)	$ (184)	₨ (16,443)

[1]	Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.